Financial instruments - Disclosure of detailed information about financial instruments (Details) - GBP (£) £ in Thousands	Dec. 31, 2019	Jan. 31, 2019		Jan. 31, 2018	[1]
Disclosure of financial liabilities [line items]
Contingent consideration	£ 80	£ 629	[1]	£ 0
Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,020	8,733
Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	49,732	32,305
Trade and other payables | Financial liabilities measured at amortized cost
Disclosure of financial liabilities [line items]
Financial liabilities	8,020	8,733
Trade and other receivables | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	1,315	5,447
Cash and cash equivalents | Financial assets at amortized cost
Disclosure of financial assets [line items]
Financial assets	£ 48,417	£ 26,858

[1]	See Note 3 - ‘Changes to accounting policies - Adoption of IFRS 16 'Leases'.'